Note 18 - Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

NOTE 18 Derivative Instruments and Hedging Activities

The Company originates single-family residential loans for sale into the secondary market and enters into commitments to sell those loans in order to mitigate the interest rate risk associated with holding the loans until they are sold. The Company accounts for its commitments in accordance with ASC 815, Accounting for Derivative Instruments and Hedging Activities.

The Company had commitments outstanding to extend credit to future borrowers that had not closed prior to the end of the year, which is referred to as its mortgage pipeline. As commitments to originate loans enter the mortgage pipeline, the Company generally enters into commitments to sell the loans into the secondary market. The commitments to originate and sell loans are derivatives that are recorded at fair value. As a result of marking these derivatives to fair value for the period ended December 31, 2014, the Company recorded an increase in other liabilities of $7,000, an increase in other assets of $15,000 and a net gain on the sale of loans of $8,000. As a result of marking these derivatives to fair value for the period ended December 31, 2013, the Company recorded a decrease in other liabilities of $24,000, a decrease in other assets of $26,000 and a net loss on the sale of loans of $2,000.

As of December 31, 2014 and 2013, the current commitments to sell loans held for sale are derivatives that do not qualify for hedge accounting. The loans held for sale that are not hedged are recorded at the lower of cost or market. As a result of marking these loans for the period ended December 31, 2014, the Company recorded an increase in other liabilities of $1,000, and a net loss on the sales of loans of $1,000. As a result of marking these loans for the period ended December 31, 2013, the Company recorded an increase in other liabilities of $6,000, and a net loss on the sales of loans of $6,000.